Invested and working capital, Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current [Abstract]
Trade creditors and other payables	$ 4,056	$ 6,805
Accrued expenses	487	1,535
Lease Liabilities	41	134
Total current payables	4,584	8,474	$ 8,962
Non-current [Abstract]
Lease Liabilities	42	78
Total non-current payables	42	78	$ 87
Total current and non-current payables	$ 4,626	$ 8,552
Bottom of Range [Member]
Non-current [Abstract]
Current liability term period	30 days
Top of Range [Member]
Non-current [Abstract]
Current liability term period	60 days